INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

10.INTANGIBLE ASSETS

	Field Trip	Field Trip
	Health Website	Health Portal	Trip App	Total
Cost	$	$	$	$
Balance, April 1, 2022	182,905	251,263	278,282	712,450
Additions related to Clinic Operations	—	—	14,264	14,264
Assets held for transfer related to spinout of Clinic Operations	(182,905)	(251,263)	(292,546)	(726,714)
Balance, March 31, 2023	—	—	—	—

Accumulated amortization
Balance, April 1, 2022	(88,599)	(70,599)	(69,898)	(229,096)
Amortization expense related to Clinic Operations	(11,400)	(16,568)	(18,709)	(46,677)
Assets held for transfer related to spinout of Clinic Operations	99,999	87,167	88,607	275,773
Balance, March 31, 2023	—	—	—	—

Net book value As of
March 31, 2023	—	—	—	—
March 31, 2022	94,306	180,664	208,384	483,354

	Field Trip	Field Trip
	Health Website	Health Portal	Trip App	Total
Cost	$	$	$	$
Balance, April 1, 2021	175,314	165,854	149,117	490,285
Additions	7,591	85,409	129,165	222,165
Balance, March 31, 2022	182,905	251,263	278,282	712,450

Accumulated amortization
Balance, April 1, 2021	(43,257)	(10,728)	(9,176)	(63,161)
Amortization expense	(45,342)	(59,871)	(60,722)	(165,935)
Balance, March 31, 2022	(88,599)	(70,599)	(69,898)	(229,096)

Net book value As of
March 31, 2022	94,306	180,664	208,384	483,354
March 31, 2021	132,057	155,126	139,941	427,124